Note 16 - Condensed Consolidated Guarantor Financial Statements (Details) - Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
AssetsAbstract0
Current assets	$ 13,196,566	$ 10,907,674	$ 8,457,532
Fixed assets	29,853,070	36,992,348	41,410,231
Other assets	151,518	125,778	10,936
Total Assets	45,430,467	48,025,800	52,855,226
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities	20,862,580	20,595,245	19,605,885
Long-term liabilities	8,438,410	9,074,148
Stockholders' equity	16,129,477	18,356,407	23,110,052	6,817,331
Total Liabilities and Stockholders' Equity	45,430,467	48,025,800	52,855,226
Consolidation, Eliminations [Member]
AssetsAbstract0
Current assets	31,637,964	34,412,241	30,870,748
Intercompany accounts receivable		(34,531,141)	(31,095,679)
Fixed assets	54,909	4,389,430	(3,176,788)
Investment in subsidiaries		(19,307,240)	(14,321,566)
Total Assets	(19,362,255)	(15,036,710)	(17,723,285)
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities	31,747,865	34,531,141	30,622,699
Intercompany accounts payable		(34,531,141)	(30,847,631)
Stockholders' equity	(19,362,255)	(15,036,710)	(17,498,353)
Total Liabilities and Stockholders' Equity	(19,362,255)	(15,036,710)	(17,723,285)
Parent Company [Member]
AssetsAbstract0
Current assets	3,224,927	1,949,764	3,384,434
Intercompany accounts receivable		33,719,606	30,593,105
Fixed assets	2,130,826	2,167,250	2,274,065
Investment in subsidiaries		19,234,244	19,234,244
Other assets		64,842
Total Assets	54,952,450	57,135,706	55,485,848
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities	6,565,026	5,648,819	4,214,487
Long-term liabilities	3,403,530	3,574,506	4,235,069
Stockholders' equity	44,983,894	47,912,381	47,036,292
Total Liabilities and Stockholders' Equity	54,952,450	57,135,706	55,485,848
Guarantor Subsidiaries [Member]
AssetsAbstract0
Current assets	6,239,372	7,442,231	2,796,858
Intercompany accounts receivable		811,535	502,574
Fixed assets	18,691,660	14,402,410	20,647,657
Investment in subsidiaries		4,539,391	(446,283)
Other assets		60,936	10,936
Total Assets	31,007,376	27,256,503	23,511,742
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities	10,858,165	11,954,865	10,370,966
Long-term liabilities	4,160,968	4,517,062	4,140,768
Stockholders' equity	15,988,243	10,784,576	9,000,008
Total Liabilities and Stockholders' Equity	31,007,376	27,256,503	23,511,742
Non-Guarantor Subsidiaries [Member]
AssetsAbstract0
Current assets	(27,905,697)	(32,896,562)	(28,594,508)
Fixed assets	8,975,675	16,033,258	21,665,297
Investment in subsidiaries		(4,466,395)	(4,466,395)
Other assets			2,976,527
Total Assets	(21,167,104)	(21,329,699)	(8,419,079)
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities	(28,308,476)	(31,539,580)	(25,602,267)
Intercompany accounts payable		34,531,141	30,847,631
Long-term liabilities	873,912	982,580	1,763,452
Stockholders' equity	(25,480,405)	(25,303,840)	(15,427,895)
Total Liabilities and Stockholders' Equity	(21,167,104)	(21,329,699)	(8,419,079)
Consolidated Entities [Member]
AssetsAbstract0
Current assets		10,907,674	8,457,532
Fixed assets		36,992,348	41,410,231
Other assets		125,778	2,987,463
Total Assets		48,025,800	52,855,226
LiabilitiesAndStockholdersEquityAbstract0
Current liabilities		20,595,245	19,605,885
Long-term liabilities		9,074,148	10,139,289
Stockholders' equity		18,356,407	23,110,052
Total Liabilities and Stockholders' Equity		$ 48,025,800	$ 52,855,226